RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Officer	Sep. 30, 2012 Officer	Dec. 31, 2012 Stockholder	Dec. 31, 2011 Stockholder
Accounting services	$ 60,000	$ 41,000	$ 104,246	$ 52,000
Rental expense	440,154	0	40,334	10,500
Payment to related party		$ 0	$ 28,000	$ 0